Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Right of use assets and lease liabilities
Note 15
.
Right-of-use
assets and lease liabilities
The carrying amount of the Company’s
right-of-use
assets and lease liabilities, as well as the changes for the years ended in December 2021, and 2020, are
detailed
below:

	Right-of-use assets			Total lease liabilities
	Buildings	Plant and machinery	Total
Amounts as of December 31, 2019	2,060	14,564	16,624	(16,767)
Additions	114	17,273	17,387	(17,470)
Re-estimations	(257)	(3,671)	(3,928)	3,901
Depreciation (1)	(598)	(6,907)	(7,505)	—
Payments	—	—	—	9,067
Interest expenses (2)	—	—	—	(2,412)

Amounts as of December 31, 2020	1,319	21,259	22,578	(23,681)

(1)	Including the depreciation of drilling services capitalized as “works in progress” for 2,142.
(2)	Including drilling agreements capitalized as “works in progress” for 771.

	Right-of-use assets			Total lease liabilities
	Buildings	Plant and machinery	Total
Amounts as of December 31, 2020	1,319	21,259	22,578	(23,681)

Additions	—	7,162	7,162	(7,162)
Re-estimations	367	1,958	2,325	(2,242)
Depreciation (1)	(475)	(5,136)	(5,611)	—
Payments	—	—	—	8,911
Interest expenses (2)	—	—	—	(2,900)

Amounts as of December 31, 2021	1,211	25,243	26,454	(27,074)

(1)	Including the depreciation of drilling services capitalized as “works in progress” for 1,902.
(2)	Including drilling agreements capitalized as “works in progress” for 1,821.
In line with note 2.4.3, short-term and
low-value
leases were recognized under “General and administrative expenses” in the statements of profit or loss and other comprehensive income for 152, 131 and 201 for the years ended December 31, 2021, 2020, and 2019, respectively.